Financial Instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of risks to which entity is exposed when currency is not exchangeable [line items]
Cash and cash equivalents	$ 132,616,939	$ 37,548,304	$ 12,608,704
Accounts payable and accrued liabilities	6,392,341
Increase decrease comprehensive loss net	$ 1,445,000	$ 375,000
Cash and cash equivalents percentage	2.19%	4.35%
Change in foreign exchange rate of CAD to MXN [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [line items]
Description of change of rates and materiality	A 1% change in foreign exchange rate of CAD to MXN would increase/decrease the net and comprehensive loss for the year ended April 30, 2025
Increase decrease comprehensive loss net	$ 201,000	$ 212,000
Change in foreign exchange rate of CAD to USD [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [line items]
Description of change of rates and materiality	A 1% change in foreign exchange rate of CAD to USD would increase/decrease the net and comprehensive loss for the year ended April 30, 2025
Increase decrease comprehensive loss net	$ 305,000	$ 17,000